Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2021
Document Effective Date	Dec. 15, 2021
Prospectus Date	Nov. 26, 2021
MFS® Emerging Markets Debt Fund | A
Prospectus:
Trading Symbol	MEDAX
MFS® Emerging Markets Debt Fund | B
Prospectus:
Trading Symbol	MEDBX
MFS® Emerging Markets Debt Fund | C
Prospectus:
Trading Symbol	MEDCX
MFS® Emerging Markets Debt Fund | I
Prospectus:
Trading Symbol	MEDIX
MFS® Emerging Markets Debt Fund | R6
Prospectus:
Trading Symbol	MEDHX
MFS® Emerging Markets Debt Fund | R1
Prospectus:
Trading Symbol	MEDDX
MFS® Emerging Markets Debt Fund | R2
Prospectus:
Trading Symbol	MEDEX
MFS® Emerging Markets Debt Fund | R3
Prospectus:
Trading Symbol	MEDFX
MFS® Emerging Markets Debt Fund | R4
Prospectus:
Trading Symbol	MEDGX